INITIAL PUBLIC OFFERING	3 Months Ended
	Oct. 14, 2020	Sep. 30, 2020
INITIAL PUBLIC OFFERING
INITIAL PUBLIC OFFERING	NOTE 3. INITIAL PUBLIC OFFERING Pursuant to the Initial Public Offering, the Company sold 80,500,000 Units, which includes the full exercise by the underwriter of its option to purchase an additional 10,500,000 Units, at a purchase price of $10.00 per Unit. Each Unit consists of one Class A ordinary share and one-fourth of one redeemable warrant (“Public Warrant”). Each whole Public Warrant entitles the holder to purchase one Class A ordinary share at an exercise price of $11.50 per whole share, subject to adjustment (see Note 7).
NOTE 3. INITIAL PUBLIC OFFERING
Pursuant to the Initial Public Offering, the Company sold 80,500,000 Units, which includes the full exercise by the underwriter of its option to purchase an additional 10,500,000 Units, at a purchase price of $10.00 per Unit. Each Unit consists of one Class A ordinary share and one-fourth of one redeemable warrant (“Public Warrant”). Each whole Public Warrant entitles the holder to purchase one Class A ordinary share at an exercise price of $11.50 per whole share, subject to adjustment (see Note 7).